Average Annual Total Returns - Class 2 Shares - JPMorgan Insurance Trust US Equity Portfolio	Class 2 Past1 Year	Class 2 Past5 Years	Class 2 Past10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past10 Years
Total	24.95%	15.73%	13.99%	18.40%	15.22%	13.88%